Vertical Capital Defined Risk Fund
Vertical Capital Defined Risk Fund
INVESTMENT OBJECTIVE
The Vertical Capital Defined Risk Fund seeks capital appreciation while seeking to limit short-term risk.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

Shareholder Fees - Vertical Capital Defined Risk Fund	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	5.75%
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses
Annual Fund Operating Expenses - Vertical Capital Defined Risk Fund		Institutional Class Shares	Advisor Class Shares
Management Fees	[1]	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	[1]	none	0.25%
Other Expenses	[1][2]	1.16%	1.16%
Acquired Fund Fees and Expenses	[1][3]	0.06%	0.06%
Total Annual Fund Operating Expenses	[1]	2.22%	2.47%
Fee Waiver and/or Expense Limitation	[1][2]	0.66%	0.66%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	[1]	1.56%	1.81%
[1]	Since the Fund is newly organized, "Other Expenses" are based on estimated expenses for the current fiscal year.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.50% of the average daily net assets of the Fund through June 30, 2015. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees, and, with respect to Advisor Class shares, 12b-1 fees, and other expenses that are not waived under the Expense Limitation Agreement.
[3]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. Since the Fund is newly organized, "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.

Example.
This example shows you the expenses you may pay over time by investing in the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:
•	You invest $10,000 in the Fund for the periods shown;
•	You reinvest all dividends and distributions;
•	You redeem all of your shares at the end of those periods;
•	You earn a 5% return each year;
•	The Fund's operating expenses remain the same; and
•	The Expense Limitation Agreement will remain in effect for only the contractual period of one year.
Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

Expense Example - Vertical Capital Defined Risk Fund (USD $)	1 Year	3 Years
Institutional Class Shares	159	631
Advisor Class Shares	748	1,241

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
Lido Advisors, Inc. ("Sub-Advisor" or "Lido") the Fund's Sub-Advisor, pursues the Fund's investment objective by utilizing an alternatives investment strategy using its self-developed hedged-hybrid model, by which it invests it a variety of hedging strategies. The Sub-Advisor seeks to pursue this strategy primarily through a "fund of funds" methodology to allocate Fund assets among one or more investment companies, principally unaffiliated open-end investment companies. Lido seeks to deliver risk-adjusted returns relative to the overall US Equity Market, as assured in the S&P 500 index, over a wide range of market conditions through the utilization of its self-developed, actively managed hedged-hybrid model. The model is designed to monitor the performance of each underlying investment on a daily basis. These investment companies are selected by the Sub-Advisor to allow the Fund to invest in a variety of asset classes, including but not limited to long short, market neutral strategies, opportunistic, credit and derivatives, global macro, hedge funds, and real estate hedge funds.
The selection and allocation among the underlying investment companies are determined by Lido through its self-developed, hedged-hybrid model to seek low volatility risk-adjusted returns using quantitative and qualitative factors. The qualitative investment process will seek to determine overall market conditions, as well as seeking to identify a universe of investment companies in which the Fund may invest. Using a model specifically developed by Lido, the quantitative selection process will seek to identify those investment companies that may provide better risk-adjusted returns relative to the overall equity market. Among other factors, this model considers an underlying fund's expense ratio, as well as the after-expense performance of the underlying fund as measured at the close of the New York Stock Exchange every day. We anticipate a targeted overall fund volatility of 30-70% of US Equity Markets, as measured by the S&P 500 Index, under normal market conditions. The Sub-Advisor reserves the ability to manage the Fund's assets below or above the 30-70% range based on market conditions.
The Fund will invest directly and through other investment companies, including exchange traded funds ("ETFs"), in stocks, options, futures, and fixed-income securities in proportions consistent with the Sub-Advisor's evaluation of their expected risks and returns. The Fund may invest without regard to market capitalization and/or geographic location. Together, these strategies are designed to provide the Fund with more stable returns over a wide range of fixed-income and equity market environments. The Fund may also invest directly in illiquid securities, including limited partnership interests to a limited extent (no more than 15%) of the Fund's total assets). To a limited extent, such illiquid investments may include private funds that charge a performance fee, commonly known as "hedge funds". The Fund, or its underlying investment companies, may also short sale securities based on market conditions.
Investment Process. When reviewing investment opportunities for the Fund, the Sub-Advisor considers various factors regarding the underlying investment companies, including macroeconomic conditions, corporate earnings of the underlying investments' holdings, anticipated inflation and interest rates, consumer risk and its perception of the outlook of the capital markets as a whole. A macroeconomic strategy focuses on broad trends and is generally distinguished from a strategy that focuses on the prospects of particular companies or issuers. The Sub-Advisor may allocate the Fund's investments between investment companies that invest in equity and fixed-income securities at its discretion, without limitation.
Investment selection for the Fund is driven by the Sub-Advisor's quantitative and qualitative analysis of market conditions, the Sub-Advisor's perception of investor sentiment and investment flows. Once the Sub-Advisor has identified an allocation model given market conditions, it seeks to implement that allocation strategy that is appropriate for the Fund to achieve risk-adjusted returns while seeking reduced volatility.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:
Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio. Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses (what about legal costs to review documents on a direct investment).
Alternative Strategies Risk. The Fund or its underlying investment companies will employ various alternative investment strategies that involve the use of unconventional investment techniques. There is no guarantee that these strategies will succeed and their use may subject the Fund (or its underlying investment companies) to greater volatility and loss. Alternative strategies involve complex securities transactions that involve risks specific to these asset classes in addition to more conventional market risks. These include but are not limited to leverage risk and the risks described under "Derivatives Risk" and "Short Sales Risk".
Hedge Fund Risk. The Fund may invest in private investment funds, or "hedge funds," which pursue alternative investment strategies. Certain investment instruments and techniques that a hedge fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a hedge fund's investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more hedge funds. A shareholder will also bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses. In addition, interests in a hedge fund are likely to be illiquid.

Model Risk. The Sub-Advisor's investment models may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy.
Valuation Risk. The sales price the Fund (or its underlying investment company) could receive for any particular portfolio investment may differ from the valuation of the investment by the Fund or an underlying investment company, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Common Stocks. The Fund's investments in common stocks, both directly and indirectly through the Fund's investment in shares of other investment companies, may fluctuate in value as a response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.
Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.
Derivative Risk. The Fund may be exposed to derivatives indirectly through its investments in other investment companies. The underlying investment companies in which the Fund invests utilize various types of derivatives including but not limited to swaps, options, forwards and futures. Derivative instruments, whose value is derived from the value of an underlying asset, interest rate, or index, involve risks different from direct investments in the underlying securities (imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid).
Swap Agreement Risk: The Fund may enter into various types of swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Futures and Options Risk.Using futures and options may increase the Fund's volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position.

Fixed Income Risk. To the extent the Fund or an underlying investment company in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.
Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund's fixed income securities and preferred stocks, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.
Micro-Cap Securities Risk. Some of the small companies in which the Fund invests may be micro-cap companies. Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations. Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.
High yield or "junk" bond risk. Debt securities that are below investment grade, often called "junk bonds," are speculative, have a higher risk of default or may be in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to the effects of adverse events and negative sentiments.
Illiquidity Risk: Some investments in which the Fund invests may not be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities. If the Fund owns more than 1% of an underlying fund's securities, the Fund's investments in such an underlying fund would be subject to certain redemption restrictions, and such holdings would be considered illiquid.
Foreign Securities and Emerging Markets Risk. The Fund may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities. The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.
Short Sales Risk. The Fund, either directly or indirectly, may engage in short sales. It is considered a speculative investment practice. A short sale of a security involves the risk of an unlimited increase in the market price of the security which could result in an inability to cover the short position and thus a theoretically unlimited loss. Short sales also subject the Fund to leverage risk (i.e., the risk that losses could well exceed the Fund's investment).
Leverage Risk. The Fund, either directly or indirectly, may borrow money from banks for investment purposes and, thus, the Fund may make margin purchases of securities, to the extent permitted by the 1940 Act. This practice, which is known as "leverage," is speculative and can involve significant risk of loss. The Fund is also subject to leverage risk in connection with Lido's investment practices, such as using short sales, derivatives or other instruments where the risk of loss exceeds the amount invested.

Investment Sub-Advisor Risk. The Sub-Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2001 and became registered an investment advisor with the SEC in 2001. However, the Advisor does not have previous experience managing an investment company registered under the 1940 Act. Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing registered investment company may limit its effectiveness. The experience of the portfolio manager is discussed in "Management of the Fund Investment Sub-Advisor."
New Fund Risk. The Fund was formed in 2014. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION
Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund. Interim information on the Fund's results can be obtained by visiting www.ncfunds.com/fundsearch/.